Multi-Manager Small Cap Equity Strategies Fund
Third Quarter Report
May 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.3%
Issuer	Shares	Value ($)
Communication Services 0.8%
Diversified Telecommunication Services 0.0%
ATN International, Inc.	2,689	65,450
Bandwidth, Inc., Class A(a)	31,286	629,787
Total		695,237
Entertainment 0.1%
Eventbrite, Inc., Class A(a)	54,845	273,128
Madison Square Garden Entertainment Corp.(a)	10,804	383,974
Playstudios, Inc.(a)	34,339	77,950
Playtika Holding Corp.	34,981	305,734
Roku, Inc.(a)	2,795	160,433
Total		1,201,219
Interactive Media & Services 0.1%
DHI Group, Inc.(a)	9,618	19,909
fuboTV, Inc.(a)	187,500	234,375
Outbrain, Inc.(a)	27,828	127,731
TrueCar, Inc.(a)	37,014	109,191
Vimeo, Inc.(a)	296,833	1,151,712
Total		1,642,918
Media 0.6%
Cardlytics, Inc.(a)	21,377	187,263
Emerald Holding, Inc.(a)	54,700	311,790
PubMatic, Inc., Class A(a)	71,222	1,559,762
Scholastic Corp.	48,897	1,773,983
Stagwell, Inc.(a)	438,323	3,037,578
TEGNA, Inc.	105,000	1,565,550
Total		8,435,926
Total Communication Services		11,975,300
Consumer Discretionary 10.4%
Automobile Components 2.1%
Adient PLC(a)	147,012	4,151,619
American Axle & Manufacturing Holdings, Inc.(a)	187,053	1,429,085
Cooper-Standard Holding, Inc.(a)	6,741	88,981
Dana, Inc.	187,097	2,630,584
Fox Factory Holding Corp.(a)	84,720	3,949,646
Goodyear Tire & Rubber Co. (The)(a)	536,089	6,599,256
Common Stocks (continued)
Issuer	Shares	Value ($)
LCI Industries	24,287	2,668,656
Modine Manufacturing Co.(a)	50,201	5,066,285
Phinia, Inc.	50,153	2,244,848
Stoneridge, Inc.(a)	28,720	455,786
Visteon Corp.(a)	28,920	3,220,820
Total		32,505,566
Automobiles 0.1%
Winnebago Industries, Inc.	27,020	1,676,591
Broadline Retail 0.1%
1stdibs.com, Inc.(a)	20,423	110,080
Global-e Online Ltd.(a)	44,096	1,376,677
Total		1,486,757
Diversified Consumer Services 0.5%
Adtalem Global Education, Inc.(a)	27,800	1,790,042
American Public Education, Inc.(a)	19,120	332,688
Bright Horizons Family Solutions, Inc.(a)	40,509	4,258,306
Chegg, Inc.(a)	98,396	376,857
Graham Holdings Co., Class B	1,100	827,673
Total		7,585,566
Hotels, Restaurants & Leisure 2.4%
Accel Entertainment, Inc.(a)	111,200	1,101,992
Bloomin’ Brands, Inc.	50,500	1,100,900
Boyd Gaming Corp.	66,970	3,570,841
Brinker International, Inc.(a)	16,100	1,137,143
Cava Group, Inc.(a)	13,484	1,247,944
Dave & Buster’s Entertainment, Inc.(a)	23,100	1,180,179
Denny’s Corp.(a)	95,500	697,150
Dine Brands Global, Inc.	29,700	1,171,665
El Pollo Loco Holdings, Inc.(a)	81,800	873,624
Everi Holdings, Inc.(a)	129,900	939,177
First Watch Restaurant Group, Inc.(a)	55,474	1,091,728
Hilton Grand Vacations, Inc.(a)	26,900	1,111,777
Life Time Group Holdings, Inc.(a)	199,055	3,340,143
Marriott Vacations Worldwide Corp.	33,751	3,046,703
Monarch Casino & Resort, Inc.	16,400	1,098,308
Planet Fitness, Inc., Class A(a)	37,644	2,395,664

Multi-Manager Small Cap Equity Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Six Flags Entertainment Corp.(a)	137,164	3,490,824
Texas Roadhouse, Inc.	28,618	4,941,470
Travel + Leisure Co.	34,600	1,520,324
United Parks & Resorts, Inc.(a)	30,000	1,568,700
Total		36,626,256
Household Durables 2.0%
Century Communities, Inc.	13,000	1,097,330
GoPro, Inc., Class A(a)	481,120	731,302
Green Brick Partners, Inc.(a)	15,400	840,840
Hooker Furnishings Corp.	9,966	173,209
iRobot Corp.(a)	59,232	569,219
KB Home	100,081	7,065,719
Landsea Homes Corp.(a)	58,453	579,854
La-Z-Boy, Inc.	30,400	1,140,608
Leggett & Platt, Inc.	63,000	730,800
Lifetime Brands, Inc.	9,207	99,159
M/I Homes, Inc.(a)	9,508	1,187,739
Meritage Homes Corp.	11,435	2,016,562
Purple Innovation, Inc.(a)	18,771	23,464
Sonos, Inc.(a)	228,646	3,612,607
Taylor Morrison Home Corp., Class A(a)	63,567	3,676,080
Traeger, Inc.(a)	12,213	31,632
Tri Pointe Homes, Inc.(a)	164,596	6,374,803
Universal Electronics, Inc.(a)	12,781	145,959
Worthington Enterprises, Inc.	7,900	450,537
Total		30,547,423
Leisure Products 0.2%
Funko, Inc., Class A(a)	60,931	550,816
JAKKS Pacific, Inc.(a)	33,133	615,280
Johnson Outdoors, Inc., Class A	20,800	756,912
Latham Group, Inc.(a)	22,835	88,143
Solo Brands, Inc., Class A(a)	22,000	42,900
Vista Outdoor, Inc.(a)	47,500	1,656,800
Total		3,710,851
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialty Retail 2.5%
1-800-Flowers.com, Inc., Class A(a)	12,295	119,016
Aaron’s Co., Inc. (The)	253,910	2,153,157
Advance Auto Parts, Inc.	18,943	1,338,133
Asbury Automotive Group, Inc.(a)	4,700	1,104,829
Burlington Stores, Inc.(a)	5,141	1,234,097
Designer Brands, Inc.	170,378	1,712,299
Floor & Decor Holdings, Inc., Class A(a)	21,386	2,499,168
Foot Locker, Inc.	162,986	4,519,602
Genesco, Inc.(a)	71,886	2,048,751
Group 1 Automotive, Inc.	5,500	1,710,390
Haverty Furniture Companies, Inc.	39,500	1,122,195
Hibbett, Inc.	14,500	1,255,410
Lands’ End, Inc.(a)	28,171	402,564
Leslie’s, Inc.(a)	238,200	1,362,504
Lithia Motors, Inc., Class A	12,610	3,192,095
MarineMax, Inc.(a)	39,700	1,130,656
OneWater Marine, Inc., Class A(a)	44,400	1,147,296
PetMed Express, Inc.	175,900	749,334
Revolve Group, Inc.(a)	21,400	408,312
Signet Jewelers Ltd.	11,400	1,248,186
Sleep Number Corp.(a)	73,899	1,117,353
Sonic Automotive, Inc., Class A	80,823	4,580,239
ThredUp, Inc., Class A(a)	92,108	185,137
Tilly’s, Inc.(a)	26,219	151,284
Upbound Group, Inc.	22,400	735,168
Zumiez, Inc.(a)	91,907	1,726,013
Total		38,953,188
Textiles, Apparel & Luxury Goods 0.5%
Carter’s, Inc.	10,100	690,840
G-III Apparel Group Ltd.(a)	39,100	1,175,346
Hanesbrands, Inc.(a)	143,900	736,768
Kontoor Brands, Inc.	13,400	982,756
Movado Group, Inc.	31,692	839,838
Oxford Industries, Inc.	4,600	509,174
Steven Madden Ltd.	27,800	1,235,710
Superior Group of Cos, Inc.	11,820	242,192
Multi-Manager Small Cap Equity Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Unifi, Inc.(a)	20,250	132,638
Vera Bradley, Inc.(a)	44,202	360,688
Total		6,905,950
Total Consumer Discretionary		159,998,148
Consumer Staples 3.3%
Beverages 0.1%
Duckhorn Portfolio, Inc. (The)(a)	189,700	1,530,879
Consumer Staples Distribution & Retail 1.0%
Andersons, Inc. (The)	76,171	3,986,790
Grocery Outlet Holding Corp.(a)	75,816	1,667,194
Maplebear, Inc.(a)	5,905	179,984
Performance Food Group, Inc.(a)	13,398	932,501
SpartanNash Co.	63,685	1,251,410
Sprouts Farmers Market, Inc.(a)	42,406	3,349,226
The Chefs’ Warehouse(a)	99,831	3,935,338
United Natural Foods, Inc.(a)	45,066	541,243
Total		15,843,686
Food Products 0.7%
B&G Foods, Inc.	119,600	1,140,984
Cal-Maine Foods, Inc.	7,000	431,690
Dole PLC	49,029	606,489
Fresh Del Monte Produce, Inc.	39,379	919,894
Freshpet, Inc.(a)	45,720	5,997,092
Hain Celestial Group, Inc. (The)(a)	62,000	474,920
WK Kellogg Co.	44,194	839,244
Total		10,410,313
Household Products 0.4%
Central Garden & Pet Co.(a)	17,500	760,375
Energizer Holdings, Inc.	37,800	1,081,836
WD-40 Co.	21,490	4,828,588
Total		6,670,799
Personal Care Products 1.0%
BellRing Brands, Inc.(a)	43,724	2,543,425
Edgewell Personal Care Co.	33,200	1,280,856
elf Beauty, Inc.(a)	36,177	6,761,843
Herbalife Ltd.(a)	226,604	2,334,021
Medifast, Inc.	45,100	1,160,874
Common Stocks (continued)
Issuer	Shares	Value ($)
Nature’s Sunshine Products, Inc.(a)	17,201	263,520
Nu Skin Enterprises, Inc., Class A	59,400	792,990
Total		15,137,529
Tobacco 0.1%
Vector Group Ltd.	112,022	1,228,881
Total Consumer Staples		50,822,087
Energy 5.9%
Energy Equipment & Services 1.9%
Cactus, Inc., Class A	127,010	6,521,964
Core Laboratories, Inc.	46,200	865,788
Dril-Quip, Inc.(a)	56,300	1,088,842
Expro Group Holdings NV(a)	77,049	1,691,226
Forum Energy Technologies, Inc.(a)	19,400	353,856
Helix Energy Solutions Group, Inc.(a)	132,118	1,520,678
Kodiak Gas Services, Inc.	76,724	2,113,746
Liberty Energy, Inc., Class A	50,500	1,246,845
National Energy Services Reunited Corp.(a)	151,800	1,470,942
Newpark Resources, Inc.(a)	178,403	1,512,857
Oil States International, Inc.(a)	166,435	743,964
Precision Drilling Corp.(a)	23,100	1,722,336
ProFrac Holding Corp., Class A(a)	49,800	479,076
ProPetro Holding Corp.(a)	129,500	1,240,610
Select Energy Services, Inc., Class A	50,900	556,337
Solaris Oilfield Infrastructure, Inc., Class A	131,900	1,208,204
TechnipFMC PLC	154,956	4,058,298
Total		28,395,569
Oil, Gas & Consumable Fuels 4.0%
Baytex Energy Corp.	412,788	1,519,060
Berry Corp.	410,828	2,863,471
California Resources Corp.	74,526	3,528,806
Centrus Energy Corp. Class A(a)	8,914	442,402
Chord Energy Corp.	9,694	1,797,364
CONSOL Energy, Inc.(a)	12,780	1,324,903
Crescent Energy Co., Class A	127,600	1,607,760
CVR Energy, Inc.	60,035	1,672,575
Delek U.S. Holdings, Inc.	92,218	2,347,870
DHT Holdings, Inc.	78,630	951,423
Equitrans Midstream Corp.	113,800	1,625,064

Multi-Manager Small Cap Equity Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Excelerate Energy, Inc., Class A	10,544	187,789
Granite Ridge Resources, Inc.	14,047	92,008
Gulfport Energy Corp.(a)	28,654	4,636,504
Kinetik Holdings, Inc.	18,500	758,315
Kosmos Energy Ltd.(a)	247,300	1,508,530
Matador Resources Co.	61,035	3,872,671
Northern Oil & Gas, Inc.	37,400	1,530,782
Par Pacific Holdings, Inc.(a)	115,153	3,125,252
PBF Energy, Inc., Class A	76,819	3,559,024
REX American Resources Corp.(a)	18,289	914,267
Scorpio Tankers, Inc.	64,676	5,307,959
SilverBow Resources, Inc.(a)	41,400	1,622,880
SM Energy Co.	74,469	3,755,472
Talos Energy, Inc.(a)	128,000	1,537,280
Teekay Tankers Ltd., Class A	46,902	3,415,873
VAALCO Energy, Inc.	166,900	1,064,822
Vertex Energy, Inc.(a)	340,700	384,991
Vital Energy, Inc.(a)	31,400	1,533,890
World Kinect Corp.	138,191	3,639,951
Total		62,128,958
Total Energy		90,524,527
Financials 16.3%
Banks 8.1%
1st Source Corp.	8,000	411,360
Amalgamated Financial Corp.	13,543	342,367
Amerant Bancorp, Inc.	8,950	197,258
Arrow Financial Corp.	14,200	356,562
Associated Banc-Corp.	68,708	1,471,725
Banc of California, Inc.	111,015	1,538,668
Bank of Marin Bancorp	44,800	689,024
BankUnited, Inc.	173,885	4,988,761
Bankwell Financial Group, Inc.	4,273	105,714
Baycom Corp.	24,120	486,742
BCB Bancorp, Inc.	44,941	449,410
Berkshire Hills Bancorp, Inc.	105,957	2,355,424
BOK Financial Corp.	9,000	815,580
Bridgewater Bancshares, Inc.(a)	38,000	428,260
Brookline Bancorp, Inc.	175,100	1,514,615
Byline Bancorp, Inc.	23,649	546,292
Common Stocks (continued)
Issuer	Shares	Value ($)
Cambridge Bancorp	16,600	1,111,204
Camden National Corp.	22,200	719,724
Capital Bancorp, Inc.	9,061	182,579
Capital City Bank Group, Inc.	12,054	327,387
Capitol Federal Financial, Inc.	136,600	706,222
Cathay General Bancorp	20,800	766,272
Central Pacific Financial Corp.	91,651	1,858,682
Civista Bancshares, Inc.	19,700	282,301
CNB Financial Corp.	20,900	405,460
Columbia Banking System, Inc.	40,700	784,696
Community Trust Bancorp, Inc.	39,912	1,680,694
ConnectOne Bancorp, Inc.	100,158	1,866,945
CrossFirst Bankshares, Inc.(a)	57,200	748,748
Cullen/Frost Bankers, Inc.	8,388	852,053
Customers Bancorp, Inc.(a)	50,823	2,302,282
Dime Community Bancshares, Inc.	59,600	1,100,812
Eagle Bancorp, Inc.	70,400	1,269,312
East West Bancorp, Inc.	6,728	499,150
Eastern Bankshares, Inc.	117,871	1,614,833
Enterprise Financial Services Corp.	18,000	696,420
Equity Bancshares, Inc., Class A	2,325	78,353
FB Financial Corp.	54,349	2,010,913
Financial Institutions, Inc.	40,680	716,375
First BanCorp	267,380	4,740,647
First Busey Corp.	15,400	348,194
First Business Financial Services, Inc.	10,742	365,335
First Financial Corp.	36,223	1,341,700
First Foundation, Inc.	290,466	1,719,559
First Hawaiian, Inc.	73,900	1,502,387
First Horizon Corp.	25,212	399,358
First Internet Bancorp	38,061	1,121,277
First Interstate Bancsystem, Inc.	12,900	342,366
First Merchants Corp.	10,431	344,745
First Mid Bancshares, Inc.	11,300	358,662
First of Long Island Corp. (The)	70,900	709,000
Five Star Bancorp	3,894	89,250
Flushing Financial Corp.	97,600	1,241,472
FS Bancorp, Inc.	12,915	423,483
Great Southern Bancorp, Inc.	11,845	621,744
Multi-Manager Small Cap Equity Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Guaranty Bancshares, Inc.	7,604	221,733
Hancock Whitney Corp.	21,321	996,330
Hanmi Financial Corp.	136,261	2,147,473
HarborOne Bancorp, Inc.	57,229	595,754
HBT Financial, Inc.	3,754	73,203
Heartland Financial U.S.A., Inc.	19,900	874,804
Heritage Commerce Corp.	91,900	748,985
Heritage Financial Corp.	42,100	763,273
Hilltop Holdings, Inc.	141,240	4,320,532
Home Bancorp, Inc.	12,928	467,606
HomeTrust Bancshares, Inc.	15,517	428,424
Hope Bancorp, Inc.	144,600	1,522,638
Horizon Bancorp, Inc.	89,100	1,088,802
Independent Bank Corp.	66,555	1,667,868
Independent Bank Group, Inc.	7,400	340,696
Investar Holding Corp.	15,700	248,845
Kearny Financial Corp.	174,618	990,084
Live Oak Bancshares, Inc.	64,361	2,219,167
Mercantile Bank Corp.	17,943	687,396
Metropolitan Bank Holding Corp.(a)	28,914	1,215,834
Midland States Bancorp, Inc.	22,807	518,175
MidWestOne Financial Group, Inc.	16,100	344,701
MVB Financial Corp.	1,646	30,830
Northeast Bank	7,600	422,484
Northeast Community Bancorp, Inc.	25,700	438,442
Northfield Bancorp, Inc.	132,727	1,175,961
Northrim BanCorp, Inc.	14,200	829,422
OceanFirst Financial Corp.	107,775	1,622,014
OFG Bancorp	52,827	1,963,051
Origin Bancorp, Inc.	7,280	227,646
Pacific Premier Bancorp, Inc.	33,200	738,368
Parke Bancorp, Inc.	14,400	233,712
PCB Bancorp	23,900	363,758
Peapack-Gladstone Financial Corp.	56,362	1,223,055
Pinnacle Financial Partners, Inc.	27,625	2,196,464
Popular, Inc.	19,100	1,700,091
Preferred Bank	27,768	2,074,825
Premier Financial Corp.	56,400	1,111,644
Primis Financial Corp.	57,481	602,976
Common Stocks (continued)
Issuer	Shares	Value ($)
Provident Bancorp, Inc.(a)	13,439	128,074
Provident Financial Services, Inc.	173,359	2,496,370
QCR Holdings, Inc.	20,854	1,181,796
RBB Bancorp	35,512	652,355
Sandy Spring Bancorp, Inc.	71,600	1,678,304
Shore Bancshares, Inc.	35,247	398,644
Sierra Bancorp	29,451	619,060
Simmons First National Corp., Class A	86,800	1,508,584
SmartFinancial, Inc.	2,141	49,543
South Plains Financial, Inc.	9,520	258,468
Southern First Bancshares, Inc.(a)	10,734	294,863
Southside Bancshares, Inc.	1,149	30,805
Synovus Financial Corp.	38,800	1,539,972
Territorial Bancorp, Inc.	12,700	101,981
Texas Capital Bancshares, Inc.(a)	63,500	3,827,780
Third Coast Bancshares, Inc.(a)	8,769	184,938
Tompkins Financial Corp.	16,500	774,015
Towne Bank	71,513	1,944,438
TrustCo Bank Corp.	39,360	1,094,208
Trustmark Corp.	19,793	576,966
UMB Financial Corp.	43,314	3,570,806
Univest Corporation of Pennsylvania	54,500	1,188,100
Valley National Bancorp	161,700	1,152,921
Veritex Holdings, Inc.	70,462	1,437,425
WaFd, Inc.	54,425	1,524,444
Washington Trust Bancorp, Inc.	44,200	1,160,250
Zions Bancorp	36,400	1,572,116
Total		125,332,650
Capital Markets 1.5%
Diamond Hill Investment Group, Inc.	4,900	735,196
Donnelley Financial Solutions, Inc.(a)	25,133	1,532,108
Evercore, Inc., Class A	24,915	5,056,250
Federated Hermes, Inc., Class B	45,900	1,522,503
Hamilton Lane, Inc., Class A	19,838	2,489,471
Janus Henderson Group PLC	49,600	1,661,600
Perella Weinberg Partners	58,600	904,784
Piper Sandler Companies	13,596	2,879,361
Robinhood Markets, Inc., Class A(a)	21,870	457,083
StoneX Group, Inc.(a)	30,075	2,257,730

Multi-Manager Small Cap Equity Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Virtu Financial, Inc. Class A	65,100	1,432,200
Virtus Investment Partners, Inc.	6,700	1,531,553
Total		22,459,839
Consumer Finance 1.3%
Bread Financial Holdings, Inc.	132,747	5,543,515
Ezcorp, Inc., Class A(a)	88,739	930,872
Green Dot Corp., Class A(a)	132,949	1,317,525
LendingClub Corp.(a)	295,012	2,631,507
LendingTree, Inc.(a)	21,704	933,055
Navient Corp.	278,019	4,189,746
Oportun Financial Corp.(a)	36,025	121,764
PROG Holdings, Inc.	53,885	2,036,314
Regional Management Corp.	6,724	184,910
SLM Corp.	133,641	2,867,936
Total		20,757,144
Financial Services 2.1%
AvidXchange Holdings, Inc.(a)	262,607	2,781,008
Banco Latinoamericano de Comercio Exterior SA, Class E	5,793	173,848
Corebridge Financial, Inc.	40,200	1,172,634
Enact Holdings, Inc.	90,512	2,779,624
Essent Group Ltd.	26,600	1,508,220
Euronet Worldwide, Inc.(a)	6,900	804,402
Jackson Financial, Inc., Class A	92,351	7,019,599
Merchants Bancorp	46,463	1,860,843
MGIC Investment Corp.	73,200	1,537,200
Mr. Cooper Group, Inc.(a)	14,100	1,175,940
NCR Atleos Corp.(a)	34,550	961,526
NMI Holdings, Inc., Class A(a)	51,800	1,718,724
Ocwen Financial Corp.(a)	4,592	112,550
Paysafe Ltd.(a)	97,722	1,776,586
PennyMac Financial Services, Inc.	27,949	2,533,577
Radian Group, Inc.	47,800	1,493,272
Remitly Global, Inc.(a)	177,796	2,310,459
Total		31,720,012
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 3.0%
Ambac Financial Group, Inc.(a)	69,400	1,229,768
Assured Guaranty Ltd.	19,500	1,515,540
Axis Capital Holdings Ltd.	22,500	1,662,300
Brighthouse Financial, Inc.(a)	25,800	1,148,358
CNO Financial Group, Inc.	163,239	4,683,327
Donegal Group, Inc., Class A	8,101	107,257
eHealth, Inc.(a)	23,995	142,050
Employers Holdings, Inc.	69,438	2,928,895
Enstar Group Ltd.(a)	5,500	1,722,270
Fidelis Insurance Holdings Ltd.	90,887	1,506,907
Genworth Financial, Inc., Class A(a)	243,215	1,529,822
Hanover Insurance Group, Inc. (The)	11,428	1,507,696
Horace Mann Educators Corp.	46,525	1,589,759
James River Group Holdings Ltd.	115,380	901,118
Kemper Corp.	26,000	1,555,840
Lincoln National Corp.	23,000	758,770
Mercury General Corp.	68,170	3,805,931
Oscar Health, Inc., Class A(a)	88,147	1,759,414
ProAssurance Corp.(a)	143,910	2,067,987
Reinsurance Group of America, Inc.	19,346	4,058,791
RLI Corp.	2,082	303,930
Safety Insurance Group, Inc.	22,501	1,740,452
Selectquote, Inc.(a)	51,040	159,245
SiriusPoint Ltd.(a)	61,000	802,150
Skyward Specialty Insurance Group, Inc.(a)	53,523	1,997,478
Stewart Information Services Corp.	31,096	1,968,688
United Fire Group, Inc.	22,723	505,587
Universal Insurance Holdings, Inc.	46,434	915,214
White Mountains Insurance Group Ltd.	820	1,481,740
Total		46,056,284
Mortgage Real Estate Investment Trusts (REITS) 0.3%
Apollo Commercial Real Estate Finance, Inc.	68,500	691,850
Ares Commercial Real Estate Corp.	103,000	716,880
BrightSpire Capital, Inc.	114,807	694,582
Granite Point Mortgage Trust, Inc.	280,668	884,104
Multi-Manager Small Cap Equity Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Great Ajax Corp.	97,755	331,390
TPG RE Finance Trust, Inc.	87,700	752,466
Total		4,071,272
Total Financials		250,397,201
Health Care 12.4%
Biotechnology 5.5%
2seventy bio, Inc.(a)	8,142	34,441
Aadi Bioscience, Inc.(a)	1,109	1,996
ACELYRIN, Inc.(a)	228,319	940,674
Agios Pharmaceuticals, Inc.(a)	69,641	2,530,754
Alector, Inc.(a)	102,474	504,172
Allogene Therapeutics, Inc.(a)	336,916	842,290
Amicus Therapeutics, Inc.(a)	373,143	3,656,801
Anika Therapeutics, Inc.(a)	5,991	153,669
Apellis Pharmaceuticals, Inc.(a)	49,604	1,946,957
Arcturus Therapeutics Holdings, Inc.(a)	9,115	353,753
Arrowhead Pharmaceuticals, Inc.(a)	91,752	2,105,708
ARS Pharmaceuticals, Inc.(a)	50,724	450,429
BioCryst Pharmaceuticals, Inc.(a)	14,900	96,254
Blueprint Medicines Corp.(a)	50,766	5,358,859
CareDx, Inc.(a)	186,593	2,427,575
Century Therapeutics, Inc.(a)	2,493	7,404
Clementia Pharmaceuticals, Inc.(a),(b),(c),(d)	134,864	0
Cullinan Therapeutics, Inc.(a)	12,444	292,434
Cytokinetics, Inc.(a)	30,213	1,465,633
Design Therapeutics, Inc.(a)	50,515	204,586
Editas Medicine, Inc.(a)	26,410	137,332
Enanta Pharmaceuticals, Inc.(a)	8,279	103,239
Entrada Therapeutics, Inc.(a)	13,547	209,572
Erasca, Inc.(a)	142,175	358,281
Exelixis, Inc.(a)	125,282	2,717,367
Fate Therapeutics, Inc.(a)	236,948	871,969
FibroGen, Inc.(a)	205,054	246,065
Generation Bio Co.(a)	17,774	56,521
Halozyme Therapeutics, Inc.(a)	114,460	5,069,433
Insmed, Inc.(a)	88,926	4,895,376
Ironwood Pharmaceuticals, Inc.(a)	238,351	1,501,611
iTeos Therapeutics, Inc.(a)	77,454	1,296,580
Kodiak Sciences, Inc.(a)	33,510	106,562
Common Stocks (continued)
Issuer	Shares	Value ($)
Kyverna Therapeutics, Inc.(a)	95,810	1,200,499
MacroGenics, Inc.(a)	33,432	136,737
Natera, Inc.(a)	48,143	5,128,674
Nurix Therapeutics, Inc.(a)	34,870	549,203
Organogenesis Holdings, Inc.(a)	96,316	264,869
PMV Pharmaceuticals, Inc.(a)	49,794	90,625
Poseida Therapeutics, Inc.(a)	131,502	393,191
PTC Therapeutics, Inc.(a)	68,268	2,482,225
REGENXBIO, Inc.(a)	151,401	2,172,604
Relay Therapeutics, Inc.(a)	339,643	2,177,112
Revolution Medicines, Inc.(a)	135,271	5,184,937
Sage Therapeutics, Inc.(a)	100,275	1,114,055
Sangamo Therapeutics, Inc.(a)	70,274	39,663
Sutro Biopharma, Inc.(a)	180,401	762,194
Travere Therapeutics, Inc.(a)	56,621	420,128
Twist Bioscience Corp.(a)	116,962	4,900,708
Vanda Pharmaceuticals, Inc.(a)	243,986	1,246,769
Vaxcyte, Inc.(a)	63,279	4,446,615
Vericel Corp.(a)	132,959	6,342,144
Verve Therapeutics, Inc.(a)	175,055	908,535
Viking Therapeutics, Inc.(a)	30,975	1,928,504
Vir Biotechnology, Inc.(a)	36,009	369,812
Zymeworks, Inc.(a)	132,326	1,122,125
Total		84,326,225
Health Care Equipment & Supplies 2.9%
Alphatec Holdings, Inc.(a)	158,938	1,543,288
Angiodynamics, Inc.(a)	128,566	811,252
Embecta Corp.	60,503	748,422
Establishment Labs Holdings, Inc.(a)	56,763	2,964,732
Inari Medical, Inc.(a)	60,117	3,005,850
Inmode Ltd.(a)	78,800	1,507,444
Inogen, Inc.(a)	73,287	608,282
iRhythm Technologies, Inc.(a)	43,743	3,858,570
LeMaitre Vascular, Inc.	130,541	10,297,074
Merit Medical Systems, Inc.(a)	122,287	9,923,590
Neogen Corp.(a)	404,933	5,324,869
Nevro Corp.(a)	8,800	82,280
OraSure Technologies, Inc.(a)	80,400	380,292
Outset Medical, Inc.(a)	168,402	628,139

Multi-Manager Small Cap Equity Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
PROCEPT BioRobotics Corp.(a)	18,730	1,243,672
Utah Medical Products, Inc.	4,600	314,134
Zimvie, Inc.(a)	64,036	1,066,199
Zynex, Inc.(a)	60,700	616,105
Total		44,924,194
Health Care Providers & Services 0.8%
Acadia Healthcare Co., Inc.(a)	38,048	2,621,127
Accolade, Inc.(a)	217,817	1,542,144
Addus HomeCare Corp.(a)	855	98,163
Castle Biosciences, Inc.(a)	57,848	1,345,544
National Research Corp., Class A	51,228	1,438,482
PACS Group, Inc.(a)	72,631	2,207,982
Progyny, Inc.(a)	71,009	1,913,693
Select Medical Holdings Corp.	38,700	1,337,085
Total		12,504,220
Health Care Technology 1.0%
American Well Corp., Class A(a)	431,026	184,005
Definitive Healthcare Corp.(a)	208,593	1,109,715
Evolent Health, Inc., Class A(a)	170,494	3,612,768
Health Catalyst, Inc.(a)	203,978	1,352,374
HealthStream, Inc.	9,898	270,116
Simulations Plus, Inc.	150,114	7,241,499
TruBridge, Inc.(a)	74,000	696,340
Veradigm, Inc.(a)	116,271	1,104,575
Total		15,571,392
Life Sciences Tools & Services 1.4%
Azenta, Inc.(a)	85,131	4,299,967
Codexis, Inc.(a)	72,093	243,674
Mesa Laboratories, Inc.	39,149	3,746,559
Personalis, Inc.(a)	35,148	45,692
Quantum-Si, Inc.(a)	123,757	188,111
Repligen Corp.(a)	37,765	5,630,384
Seer, Inc.(a)	81,211	146,180
Stevanato Group SpA	404,995	8,229,499
Total		22,530,066
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 0.8%
Amneal Pharmaceuticals, Inc.(a)	8,064	53,867
Arvinas, Inc.(a)	67,269	2,229,295
Atea Pharmaceuticals, Inc.(a)	105,243	386,242
Athira Pharma, Inc.(a)	17,769	46,555
Biote Corp., Class A(a)	3,100	20,646
Intra-Cellular Therapies, Inc.(a)	65,245	4,387,074
Nektar Therapeutics(a)	219,719	279,043
Nuvation Bio, Inc.(a)	234,030	725,493
Phibro Animal Health Corp., Class A	67,952	1,197,994
Revance Therapeutics, Inc.(a)	161,476	458,592
SIGA Technologies, Inc.	94,158	704,302
Theravance Biopharma, Inc.(a)	109,987	948,088
WaVe Life Sciences Ltd.(a)	25,994	160,643
Zevra Therapeutics, Inc.(a)	39,764	184,902
Total		11,782,736
Total Health Care		191,638,833
Industrials 23.9%
Aerospace & Defense 0.7%
AerSale Corp.(a)	159,000	1,203,630
Astronics Corp.(a)	7,452	153,213
Hexcel Corp.	64,962	4,473,933
Mercury Systems, Inc.(a)	72,628	2,247,837
Moog, Inc., Class A	5,300	897,979
National Presto Industries, Inc.	9,900	737,352
V2X, Inc.(a)	25,300	1,217,183
Total		10,931,127
Air Freight & Logistics 0.0%
Radiant Logistics, Inc.(a)	16,390	87,523
Building Products 4.1%
AAON, Inc.	259,186	19,451,909
Armstrong World Industries, Inc.	9,500	1,100,100
AZZ, Inc.	19,900	1,669,212
CSW Industrials, Inc.	32,270	8,204,970
Insteel Industries, Inc.	60,929	2,002,736
Janus International Group, Inc.(a)	27,400	380,312
JELD-WEN Holding, Inc.(a)	46,300	718,113
Resideo Technologies, Inc.(a)	39,300	848,880
Multi-Manager Small Cap Equity Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Simpson Manufacturing Co., Inc.	118,101	19,595,318
Trex Company, Inc.(a)	101,785	8,802,367
Total		62,773,917
Commercial Services & Supplies 2.9%
ABM Industries, Inc.	31,900	1,507,913
ACV Auctions, Inc., Class A(a)	171,728	3,065,345
Brady Corp., Class A	16,700	1,140,109
Brink’s Co. (The)	11,000	1,135,640
Casella Waste Systems, Inc., Class A(a)	245,174	24,662,053
Ennis, Inc.	34,000	715,020
Enviri Corp.(a)	122,127	1,080,824
Healthcare Services Group, Inc.(a)	104,700	1,128,666
Interface, Inc.	140,286	2,260,007
MSA Safety, Inc.	28,504	5,130,720
Quad/Graphics, Inc.	51,583	243,472
Steelcase, Inc., Class A	181,299	2,476,544
Unifirst Corp.	2,200	348,920
Total		44,895,233
Construction & Engineering 2.0%
Argan, Inc.	21,965	1,551,388
Comfort Systems U.S.A., Inc.	13,980	4,576,213
Construction Partners, Inc., Class A(a)	217,684	12,671,386
Fluor Corp.(a)	55,591	2,412,649
Limbach Holdings, Inc.(a)	8,315	474,620
MasTec, Inc.(a)	25,035	2,810,179
Matrix Service Co.(a)	23,589	284,955
Primoris Services Corp.	7,900	432,604
Tutor Perini Corp.(a)	149,689	3,302,139
Valmont Industries, Inc.	12,241	3,077,388
Total		31,593,521
Electrical Equipment 1.0%
Bloom Energy Corp., Class A(a)	184,675	3,013,896
NEXTracker, Inc., Class A(a)	86,940	4,796,480
Powell Industries, Inc.	25,281	4,547,041
Preformed Line Products Co.	3,000	403,020
Shoals Technologies Group, Inc., Class A(a)	142,452	1,121,097
Common Stocks (continued)
Issuer	Shares	Value ($)
Thermon(a)	43,500	1,468,560
Vicor Corp.(a)	28,644	1,002,253
Total		16,352,347
Ground Transportation 0.5%
ArcBest Corp.	27,610	2,913,407
Covenant Logistics Group, Inc., Class A	17,556	834,437
Heartland Express, Inc.	212,278	2,402,987
Marten Transport Ltd.	42,400	750,480
PAM Transportation Services, Inc.(a)	16,700	277,554
Total		7,178,865
Machinery 5.8%
AGCO Corp.	15,171	1,628,303
Albany International Corp., Class A	8,000	701,760
Astec Industries, Inc.	37,464	1,217,205
Atmus Filtration Technologies, Inc.(a)	116,546	3,594,279
Barnes Group, Inc.	61,691	2,374,487
Blue Bird Corp.(a)	10,000	570,100
Chart Industries, Inc.(a)	19,081	2,996,290
Columbus McKinnon Corp.	28,600	1,118,260
Douglas Dynamics, Inc.	13,600	338,096
Enerpac Tool Group Corp.	19,300	758,876
Esab Corp.	31,474	3,236,157
ESCO Technologies, Inc.	69,247	7,556,925
Federal Signal Corp.	92,205	8,484,704
Flowserve Corp.	34,000	1,689,800
Gates Industrial Corp. PLC(a)	83,600	1,456,312
Greenbrier Companies, Inc. (The)	28,732	1,587,443
Helios Technologies, Inc.	134,406	6,731,053
Hillenbrand, Inc.	32,700	1,520,223
Hillman Solutions Corp.(a)	493,600	4,536,184
ITT, Inc.	25,025	3,325,322
John Bean Technologies Corp.	78,078	7,458,791
Kennametal, Inc.	12,900	332,175
Lindsay Corp.	6,700	769,294
Luxfer Holdings PLC, ADR	5,653	69,645
Manitowoc Co., Inc. (The)(a)	87,904	1,092,647
Mayville Engineering Co., Inc.(a)	10,254	164,269
Miller Industries, Inc.	9,300	565,440
Mueller Industries, Inc.	27,900	1,643,589

Multi-Manager Small Cap Equity Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Mueller Water Products, Inc., Class A	73,800	1,369,728
Omega Flex, Inc.	20,724	1,227,068
Proto Labs, Inc.(a)	43,607	1,350,509
RBC Bearings, Inc.(a)	39,507	11,665,627
REV Group, Inc.	92,162	2,526,160
Tennant Co.	4,200	431,172
Trinity Industries, Inc.	51,912	1,632,632
Wabash National Corp.	50,900	1,150,849
Total		88,871,374
Passenger Airlines 0.1%
Alaska Air Group, Inc.(a)	25,600	1,075,712
JetBlue Airways Corp.(a)	74,000	413,660
Total		1,489,372
Professional Services 3.3%
Barrett Business Services, Inc.	6,089	805,818
CBIZ, Inc.(a)	27,130	2,056,997
Concentrix Corp.	24,200	1,484,186
Conduent, Inc.(a)	305,888	1,070,608
ExlService Holdings, Inc.(a)	116,957	3,492,336
Exponent, Inc.	152,401	14,496,383
Heidrick & Struggles International, Inc.	65,427	2,242,838
KBR, Inc.	17,480	1,147,737
Kelly Services, Inc., Class A	54,339	1,181,330
Kforce, Inc.	17,700	1,094,037
Korn/Ferry International	24,000	1,582,560
ManpowerGroup, Inc.	20,500	1,529,710
MAXIMUS, Inc.	18,200	1,567,020
Mistras Group, Inc.(a)	16,675	142,571
Paycor HCM, Inc.(a)	450,525	5,572,994
Resources Connection, Inc.	197,637	2,262,944
Robert Half, Inc.	7,996	513,583
TaskUS, Inc., Class A(a)	10,850	155,263
TrueBlue, Inc.(a)	233,457	2,521,336
TTEC Holdings, Inc.	54,700	343,516
UL Solutions, Inc., Class A(a)	49,950	1,926,571
Verra Mobility Corp.(a)	128,283	3,417,459
Total		50,607,797
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 3.5%
Air Lease Corp.	62,964	2,999,605
Applied Industrial Technologies, Inc.	40,172	7,753,196
Boise Cascade Co.	38,992	5,353,212
DNOW, Inc.(a)	121,655	1,774,946
FTAI Aviation Ltd.	51,411	4,334,976
Global Industrial Co.	16,558	573,072
MRC Global, Inc.(a)	39,700	527,613
Rush Enterprises, Inc., Class A	115,019	5,190,785
SiteOne Landscape Supply, Inc.(a)	82,812	12,820,954
Titan Machinery, Inc.(a)	51,700	972,994
Transcat, Inc.(a)	51,888	6,610,531
WESCO International, Inc.	25,576	4,590,636
Total		53,502,520
Total Industrials		368,283,596
Information Technology 17.0%
Communications Equipment 0.7%
ADTRAN Holdings, Inc.	128,267	711,882
Aviat Networks, Inc.(a)	12,600	389,466
Ciena Corp.(a)	31,246	1,505,120
Comtech Telecommunications Corp.(a)	73,023	181,827
Digi International, Inc.(a)	239,395	5,831,662
DZS, Inc.(a)	9,204	13,530
NETGEAR, Inc.(a)	92,019	1,270,782
Ribbon Communications, Inc.(a)	135,584	425,734
Total		10,330,003
Electronic Equipment, Instruments & Components 2.7%
908 Devices, Inc.(a)	8,078	50,891
Avnet, Inc.	30,500	1,665,300
Belden, Inc.	17,200	1,645,868
Benchmark Electronics, Inc.	12,400	534,068
Climb Global Solutions, Inc.	562	32,354
Coherent Corp.(a)	11,800	673,308
Crane NXT Co.	26,000	1,643,720
ePlus, Inc.(a)	20,300	1,519,252
Fabrinet(a)	7,443	1,782,822
FARO Technologies, Inc.(a)	52,856	989,993
IPG Photonics Corp.(a)	17,600	1,526,448
Multi-Manager Small Cap Equity Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Iteris, Inc.(a)	16,888	76,503
Itron, Inc.(a)	15,800	1,699,290
Kimball Electronics, Inc.(a)	52,000	1,191,840
Littelfuse, Inc.	12,503	3,208,270
Methode Electronics, Inc.	126,600	1,491,348
Novanta, Inc.(a)	74,299	12,048,326
OSI Systems, Inc.(a)	5,800	833,692
Plexus Corp.(a)	14,976	1,649,457
Sanmina Corp.(a)	24,600	1,686,084
Scansource, Inc.(a)	30,924	1,466,725
TTM Technologies, Inc.(a)	87,900	1,634,940
Vishay Intertechnology, Inc.	66,100	1,561,943
Vontier Corp.	38,300	1,531,234
Total		42,143,676
IT Services 0.5%
Brightcove, Inc.(a)	1,910	3,992
DigitalOcean Holdings, Inc.(a)	69,012	2,556,895
DXC Technology Co.(a)	106,836	1,661,300
Globant SA(a)	11,711	1,886,876
Kyndryl Holdings, Inc.(a)	15,573	414,398
Rackspace Technology, Inc.(a)	286,189	560,930
Squarespace, Inc., Class A(a)	18,393	809,292
Unisys Corp.(a)	145,735	625,203
Total		8,518,886
Semiconductors & Semiconductor Equipment 2.2%
Allegro MicroSystems, Inc.(a)	197,401	5,949,666
Alpha & Omega Semiconductor Ltd.(a)	43,589	1,277,593
Amkor Technology, Inc.	24,101	785,452
Astera Labs, Inc.(a)	10,879	702,131
Cirrus Logic, Inc.(a)	9,800	1,124,060
Credo Technology Group Holding Ltd.(a)	115,738	3,017,290
Diodes, Inc.(a)	21,500	1,593,795
MACOM Technology Solutions Holdings, Inc.(a)	17,079	1,727,370
MKS Instruments, Inc.	21,536	2,726,242
NVE Corp.	9,500	736,535
Onto Innovation, Inc.(a)	22,099	4,788,853
Photronics, Inc.(a)	41,500	1,135,025
Rambus, Inc.(a)	85,348	4,716,330
Common Stocks (continued)
Issuer	Shares	Value ($)
Semtech Corp.(a)	31,200	1,213,368
SMART Global Holdings, Inc.(a)	86,408	1,778,277
Total		33,271,987
Software 10.0%
ACI Worldwide, Inc.(a)	44,300	1,595,243
Adeia, Inc.	81,701	966,523
Altair Engineering, Inc., Class A(a)	147,978	12,922,919
American Software, Inc., Class A	26,275	269,582
Appfolio, Inc., Class A(a)	7,579	1,730,437
Blackline, Inc.(a)	150,308	7,172,698
Box, Inc., Class A(a)	95,832	2,611,422
CCC Intelligent Solutions Holdings, Inc.(a)	330,000	3,689,400
Clear Secure, Inc., Class A	100,060	1,690,013
Clearwater Analytics Holdings, Inc., Class A(a)	370,855	7,038,828
Confluent, Inc., Class A(a)	144,724	3,758,482
CS Disco, Inc.(a)	38,053	222,610
CyberArk Software Ltd.(a)	13,740	3,149,895
Descartes Systems Group, Inc. (The)(a)	177,275	16,367,801
Digital Turbine, Inc.(a)	156,478	295,743
Dropbox, Inc., Class A(a)	105,366	2,373,896
Elastic NV(a)	21,889	2,277,550
Envestnet, Inc.(a)	34,633	2,268,808
Freshworks, Inc., Class A(a)	195,412	2,516,907
Gitlab, Inc., Class A(a)	42,945	2,026,575
Guidewire Software, Inc.(a)	11,803	1,344,598
HashiCorp, Inc., Class A(a)	120,150	4,034,637
JFrog Ltd.(a)	76,596	2,464,093
MeridianLink, Inc.(a)	53,340	990,524
MicroStrategy, Inc., Class A(a)	1,043	1,590,043
Model N, Inc.(a)	255,525	7,637,642
Nutanix, Inc., Class A(a)	73,005	4,038,272
Olo, Inc., Class A(a)	12,060	55,235
ON24, Inc.(a)	46,286	274,939
PowerSchool Holdings, Inc., Class A(a)	69,049	1,480,411
PROS Holdings, Inc.(a)	216,040	6,368,859
Q2 Holdings, Inc.(a)	121,120	7,366,518
Rubrik, Inc., Class A(a)	23,911	728,807
SecureWorks Corp., Class A(a)	7,127	41,550
SentinelOne, Inc., Class A(a)	155,371	2,614,894

Multi-Manager Small Cap Equity Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Smartsheet, Inc., Class A(a)	73,540	2,720,980
SolarWinds Corp.	96,980	1,123,028
SPS Commerce, Inc.(a)	69,505	13,073,195
Upland Software, Inc.(a)	103,040	283,360
Varonis Systems, Inc.(a)	44,522	1,912,665
Vertex, Inc.(a)	305,091	10,083,258
Workiva, Inc., Class A(a)	101,582	7,818,767
Xperi, Inc.(a)	108,764	958,211
Total		153,949,818
Technology Hardware, Storage & Peripherals 0.9%
CPI Card Group, Inc.(a)	20,300	531,657
Super Micro Computer, Inc.(a)	15,569	12,214,036
Turtle Beach Corp.(a)	32,233	534,423
Total		13,280,116
Total Information Technology		261,494,486
Materials 3.3%
Chemicals 1.5%
AdvanSix, Inc.	45,933	1,088,612
Alto Ingredients, Inc.(a)	386,500	587,480
American Vanguard Corp.	37,402	325,023
Balchem Corp.	64,797	9,952,819
Cabot Corp.	7,400	757,020
Core Molding Technologies, Inc.(a)	44,800	861,952
Ecovyst, Inc.(a)	323,419	3,007,797
Huntsman Corp.	28,811	714,513
Ingevity Corp.(a)	30,700	1,499,695
Innospec, Inc.	8,600	1,124,880
Kronos Worldwide, Inc.	28,856	410,044
Minerals Technologies, Inc.	19,900	1,726,325
Origin Materials, Inc.(a)	249,440	289,350
Rayonier Advanced Materials, Inc.(a)	137,113	774,688
Trinseo PLC	114,248	437,570
Valhi, Inc.	3,117	60,626
Total		23,618,394
Construction Materials 0.3%
Eagle Materials, Inc.	10,399	2,416,623
Knife River Corp.(a)	26,094	1,845,107
Total		4,261,730
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 0.2%
Myers Industries, Inc.	41,600	657,280
Silgan Holdings, Inc.	17,300	817,425
TriMas Corp.	43,200	1,149,984
Total		2,624,689
Metals & Mining 1.1%
Commercial Metals Co.	58,100	3,272,192
Compass Minerals International, Inc.	52,700	682,992
Haynes International, Inc.	7,000	411,740
Kaiser Aluminum Corp.	15,947	1,559,617
Olympic Steel, Inc.	25,502	1,329,674
Radius Recycling, Inc., Class A	66,092	1,130,834
Ryerson Holding Corp.	65,880	1,564,650
SunCoke Energy, Inc.	176,775	1,864,976
Tredegar Corp.	133,313	726,556
Warrior Met Coal, Inc.	52,367	3,583,474
Worthington Steel, Inc.	10,005	330,065
Total		16,456,770
Paper & Forest Products 0.2%
Clearwater Paper Corp.(a)	7,706	409,497
Louisiana-Pacific Corp.	19,356	1,774,558
Mercer International, Inc.	87,200	828,400
Sylvamo Corp.	12,400	884,368
Total		3,896,823
Total Materials		50,858,406
Real Estate 3.3%
Diversified REITs 0.1%
Armada Hoffler Properties, Inc.	20,455	231,960
Empire State Realty Trust, Inc., Class A	162,700	1,550,531
Total		1,782,491
Health Care REITs 0.0%
CareTrust REIT, Inc.	25,045	640,400
Hotel & Resort REITs 1.0%
Chatham Lodging Trust	50,394	426,333
Park Hotels & Resorts, Inc.	128,543	2,038,692
Pebblebrook Hotel Trust	130,423	1,845,486
RLJ Lodging Trust	412,632	4,118,067
Multi-Manager Small Cap Equity Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sunstone Hotel Investors, Inc.	355,263	3,652,104
Xenia Hotels & Resorts, Inc.	237,764	3,445,200
Total		15,525,882
Industrial REITs 0.2%
Plymouth Industrial REIT, Inc.	4,218	87,987
Terreno Realty Corp.	50,874	2,878,451
Total		2,966,438
Office REITs 0.4%
Easterly Government Properties, Inc.	51,533	610,151
Equity Commonwealth(a)	211,470	4,083,486
Orion Office REIT, Inc.	157,878	592,042
Total		5,285,679
Real Estate Management & Development 1.3%
Compass, Inc.(a)	192,374	721,403
Cushman & Wakefield PLC(a)	147,100	1,634,281
Douglas Elliman, Inc.(a)	155,332	177,078
FirstService Corp.	75,125	11,052,390
Forestar Group, Inc.(a)	45,639	1,552,182
Howard Hughes Holdings, Inc.(a)	11,032	731,422
Newmark Group, Inc., Class A	166,170	1,729,830
Opendoor Technologies, Inc.(a)	219,545	478,608
RE/MAX Holdings, Inc., Class A	78,053	631,449
RMR Group, Inc. (The), Class A	11,357	267,230
Seritage Growth Properties, Class A(a)	147,600	776,376
Total		19,752,249
Retail REITs 0.2%
Alexander’s, Inc.	5,400	1,145,880
InvenTrust Properties Corp.	65,443	1,621,023
Total		2,766,903
Specialized REITs 0.1%
CubeSmart	49,486	2,093,753
Total Real Estate		50,813,795
Utilities 1.7%
Electric Utilities 0.9%
Allete, Inc.	26,100	1,648,215
Northwestern Energy Group, Inc.	30,300	1,574,388
NRG Energy, Inc.	63,025	5,105,025
Otter Tail Corp.	17,300	1,565,131
Common Stocks (continued)
Issuer	Shares	Value ($)
PNM Resources, Inc.	40,100	1,537,434
Portland General Electric Co.	35,900	1,599,704
Total		13,029,897
Gas Utilities 0.4%
Northwest Natural Holding Co.	50,247	1,880,243
ONE Gas, Inc.	24,700	1,522,261
Southwest Gas Holdings, Inc.	19,900	1,544,041
Spire, Inc.	24,700	1,513,863
Total		6,460,408
Independent Power and Renewable Electricity Producers 0.2%
Vistra Corp.	29,899	2,962,393
Multi-Utilities 0.2%
Avista Corp.	44,300	1,638,214
Black Hills Corp.	28,500	1,608,825
Total		3,247,039
Total Utilities		25,699,737
Total Common Stocks (Cost $1,408,774,709)		1,512,506,116

Money Market Funds 2.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.547%(e),(f)	30,788,769	30,782,611
Total Money Market Funds (Cost $30,781,652)		30,782,611
Total Investments in Securities (Cost: $1,439,556,361)		1,543,288,727
Other Assets & Liabilities, Net		(4,450,315)
Net Assets		1,538,838,412

Multi-Manager Small Cap Equity Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2024, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At May 31, 2024, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Clementia Pharmaceuticals, Inc.	04/23/2019	134,864	—	—

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at May 31, 2024.
(f)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.547%
	23,214,851	396,538,275	(388,970,617)	102	30,782,611	6,105	1,126,324	30,788,769
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Multi-Manager Small Cap Equity Strategies Fund  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT102_08_P01_(07/24)